Lessor Commitments	12 Months Ended
Jan. 31, 2018
Disclosure of finance lease and operating lease by lessor [abstract]
Disclosure Of Leasor Commitments Explanatory [Text Block]
23	Lessor Commitments

The Group sub leases its US and Australian premises under a commercial lease. These non-cancellable leases have terms between 1 and 6 years. All leases include an option for the Group to increase rent to current market rental on an annual basis.

The future minimum lease payments under non-cancellable leases are:

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's
- no later than 1 year	166	503	620	431
- between 1 year and 5 years	-	1,076	1,217	565
- greater than 5 years	-	-	-	-
Total minimum lease payments	166	1,579	1,837	996